Consolidated Statement of Changes in Equity - GBP (£) £ in Millions		Total		Total equity shareholder's funds		Called- up share capital	Share premium account	Other reserves		Own shares	Retained earnings	[1]	Non- controlling interests
Beginning balance (Previously stated) at Dec. 31, 2018		£ 9,683.2		£ 9,258.8		£ 133.3	£ 569.7	£ 962.4		£ (1,255.7)	£ 8,849.1		£ 424.4
Beginning balance (Increase (decrease) due to corrections of prior period errors) at Dec. 31, 2018	[2]	(106.3)		(106.3)				(4.8)			(101.5)
Beginning balance at Dec. 31, 2018		9,576.9		9,152.5		133.3	569.7	957.6		(1,255.7)	8,747.6		424.4
Ordinary shares issued		0.6		0.6			0.6
Share cancellations		(47.7)		(47.7)		(0.5)		0.5		0.0	(47.7)
Increase (decrease) through treasury share transactions, equity		0.0		0.0						1.0	(1.0)
Profit/(loss) for the year	[2]	937.9		844.1							844.1		93.8
Gains (losses) on exchange differences on translation of foreign operations, net of tax		(625.1)		(607.1)				(607.1)					(18.0)
Share of other comprehensive income/(loss) of associate undertakings	[3]	0.0
Exchange adjustments recycled to the income statement on disposal of discontinued operations		(284.0)	[3]	(284.0)				(284.0)
Movements on equity investments held at fair value through other comprehensive income		(141.4)	[3]	(141.4)							(141.4)
Actuarial gain/(loss) on defined benefit pension plans		(36.6)	[3]	(36.6)							(36.6)
Deferred tax on defined benefit pension plans		6.4	[3]	6.4							6.4
Other comprehensive loss for the year		(1,080.7)	[3]	(1,062.7)				(891.1)			(171.6)		(18.0)
Total comprehensive income/(loss) for the year	[2]	(142.8)		(218.6)				(891.1)			672.5		75.8
Dividends paid		(846.7)		(750.5)							(750.5)		(96.2)
Non-cash share-based incentive plans (including share options)		71.4		71.4							71.4
Tax adjustment on share-based payments		3.1		3.1							3.1
Net movement in own shares held by ESOP Trusts		0.0		0.0						76.0	(76.0)
Recognition/derecognition of liabilities in respect of put options		23.7		23.7				10.6			13.1
Share purchases – close period commitments	[4]	(252.3)		(252.3)				(252.3)
Increase Decrease Through Acquisitions of Subsidiaries and Changes in Ownership Interests of Subsidiaries	[5]	(88.9)		(56.3)							(56.3)		(32.6)
Ending balance at Dec. 31, 2019		8,297.3	[6]	7,925.9		132.8	570.3	(174.7)		(1,178.7)	8,576.2		371.4
Share cancellations		(281.2)		(281.2)		(3.2)		3.2			(281.2)
Increase (decrease) through treasury share transactions, equity		0.0		0.0						0.6	(0.6)
Profit/(loss) for the year	[2]	(2,901.3)		(2,965.1)							(2,965.1)		63.8
Gains (losses) on exchange differences on translation of foreign operations, net of tax		81.3		85.2				85.2					(3.9)
Gains (losses) on hedges of net investments in foreign operations, net of tax		9.7		9.7				9.7
Gains (losses) on cash flow hedges, net of tax		(5.9)		(5.9)				(5.9)
Share of other comprehensive income/(loss) of associate undertakings		(61.5)	[3]	(61.5)				(61.5)
Exchange adjustments recycled to the income statement on disposal of discontinued operations		(20.6)	[3]	(20.6)				(20.6)
Movements on equity investments held at fair value through other comprehensive income		(127.7)	[3]	(127.7)							(127.7)
Actuarial gain/(loss) on defined benefit pension plans		2.0	[3]	2.0							2.0
Deferred tax on defined benefit pension plans		7.4	[3]	7.4							7.4
Other comprehensive loss for the year		(115.3)	[3]	(111.4)				6.9			(118.3)		(3.9)
Total comprehensive income/(loss) for the year		(3,016.6)	[3]	(3,076.5)	[2]			6.9	[2]		(3,083.4)	[2]	59.9	[2]
Dividends paid		(205.3)		(122.0)							(122.0)		(83.3)
Non-cash share-based incentive plans (including share options)		74.4		74.4							74.4
Net movement in own shares held by ESOP Trusts		(5.1)		(5.1)						59.8	(64.9)
Recognition/derecognition of liabilities in respect of put options		76.9		76.9				103.5			(26.6)
Share purchases – close period commitments	[4]	252.3		252.3				252.3
Increase Decrease Through Acquisitions of Subsidiaries and Changes in Ownership Interests of Subsidiaries	[5]	(142.6)		(112.7)							(112.7)		(29.9)
Ending balance at Dec. 31, 2020		5,050.1	[6]	4,732.0		129.6	570.3	191.2		(1,118.3)	4,959.2		318.1
Ordinary shares issued		4.4		4.4			4.4
Share cancellations		(729.3)		(729.3)		(7.2)		7.2			(729.3)
Increase (decrease) through treasury share transactions, equity		0.0		0.0						3.7	(3.7)
Profit/(loss) for the year		720.7		637.7							637.7		83.0
Gains (losses) on exchange differences on translation of foreign operations, net of tax		(105.0)		(94.7)				(94.7)					(10.3)
Gains (losses) on hedges of net investments in foreign operations, net of tax		45.5		45.5				45.5
Gains (losses) on cash flow hedges, net of tax		(38.0)		(38.0)				(38.0)
Share of other comprehensive income/(loss) of associate undertakings		13.5		13.5				7.3			6.2
Exchange adjustments recycled to the income statement on disposal of discontinued operations		0.0
Movements on equity investments held at fair value through other comprehensive income		(35.5)		(35.5)							(35.5)
Actuarial gain/(loss) on defined benefit pension plans		14.3		14.3							14.3
Deferred tax on defined benefit pension plans		(3.0)		(3.0)							(3.0)
Other comprehensive loss for the year		(108.2)		(97.9)				(79.9)			(18.0)		(10.3)
Total comprehensive income/(loss) for the year		612.5		539.8				(79.9)			619.7		72.7
Dividends paid		(429.2)		(314.7)							(314.7)		(114.5)
Non-cash share-based incentive plans (including share options)		99.6		99.6							99.6
Tax adjustment on share-based payments		15.4		15.4							15.4
Net movement in own shares held by ESOP Trusts		(89.2)		(89.2)						2.5	(91.7)
Recognition/derecognition of liabilities in respect of put options	[7]	(241.6)		(241.6)				(242.7)			1.1
Share purchases – close period commitments	[8]	(211.7)		(211.7)				(211.7)
Share of other equity movements of associates		(8.0)		(8.0)							(8.0)
Increase Decrease Through Acquisitions of Subsidiaries and Changes in Ownership Interests of Subsidiaries	[5]	(4.0)		(180.3)							(180.3)		176.3
Ending balance at Dec. 31, 2021		£ 4,069.0		£ 3,616.4		£ 122.4	£ 574.7	£ (335.9)		£ (1,112.1)	£ 4,367.3		£ 452.6

[1]	Accumulated losses on existing equity investments held at fair value through other comprehensive income are £309.1 million at 31 December 2021 (2020: £273.6 million, 2019: £145.9 million).
[2]	Figures have been restated as described in the accounting policies.
[3]	Figures have been restated as described in the accounting policies.
[4]	During 2019, the Company entered into an arrangement with a third party to conduct share buybacks on its behalf in the close period commencing on 2 January 2020 and ending on 27 February 2020, in accordance with UK listing rules. The commitment resulting from this agreement constituted a liability at 31 December 2019 and was recognised as a movement in other reserves in the year ended 31 December 2019. As the close period ended on 27 February 2020 the movement in other reserves has been reversed in the year ended 31 December 2020.
[5]	Acquisition of subsidiaries represents movements in retained earnings and non-controlling interests arising from changes in ownership of existing subsidiaries and recognition of non-controlling interests on new acquisitions.
[6]	Figures have been restated as described in the accounting policies.
[7]	During the year, the Group merged Finsbury Glover Hering and Sard Verbinnen & Co to form a leading global communications firm. As a part of this transaction, certain management acquired shares in the Company and a put option was granted which allows the equity partners to require the Group to purchase these shares. This resulted in a movement in other reserves in the year of £219.6 million.
[8]	During 2021, the Company entered into an arrangement with a third party to conduct share buybacks on its behalf in the close period commencing on 16 December 2021 and ending on 18 February 2022, in accordance with UK listing rules. The commitment resulting from this agreement constituted a liability at 31 December 2021 and was recognised as a movement in other reserves in the year ended 31 December 2021.